IN-LICENSED TECHNOLOGY - Skinvisible (Details) - Skinvisable - USD ($)	Oct. 17, 2019	Jun. 30, 2022	Dec. 31, 2021	Jul. 10, 2021	Jun. 26, 2021	Jan. 27, 2021	Dec. 31, 2019
Asset acquisitions and in-licensed technology
Purchase price agreement	$ 1,000,000
Clinical milestones		$ 7,500,000
Regulatory approval milestones		$ 15,000,000				$ 21,750,000
Installment payments							$ 500,000
License acquisition liability			$ 250,000
Amendment 3
Asset acquisitions and in-licensed technology
Clinical milestones						750,000
Regulatory approval milestones						$ 5,000,000
Amendment 5
Asset acquisitions and in-licensed technology
First payment					$ 107,500
Second payment				$ 250,000
Third payment			$ 250,000